UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07390

Boulder Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Stephen C. Miller, Esq. 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1 — Schedule of Investments.

PORTFOLIO OF INVESTMENTS	BOULDER TOTAL RETURN FUND, INC.
February 28, 2009 (Unaudited)

Shares/
Principal
Amount	Description	Value (Note 1)

LONG TERM INVESTMENTS 90.7%
DOMESTIC COMMON STOCKS 79.4%
Buildings - Residential/Commercial 0.1%
9,986	Ryland Group, Inc.	$141,102

Construction Machinery 0.7%
60,000	Caterpillar, Inc.	1,476,600

Diversified 39.8%
690	Berkshire Hathaway, Inc., Class A*	54,234,001
9,200	Berkshire Hathaway, Inc., Class B*	23,588,800
		77,822,801
Diversified Financial Services 0.4%
5,700	Franklin Resources, Inc.	261,060
40,028	Legg Mason, Inc.	513,559
		774,619
Electric Utilities 0.8%
80,000	Constellation Energy Group, Inc.	1,580,800

Healthcare Products & Services 1.3%
52,000	Johnson & Johnson	2,600,000

Insurance 1.4%
120,000	First American Corp.	2,780,400

Manufacturing 3.0%
8,000	3M Co.	363,680
150,500	Eaton Corp.	5,440,575
		5,804,255
Pharmaceuticals 0.6%
100,000	Pfizer, Inc.	1,231,000

Real Estate Investment Trust (REIT) 0.5%
75,000	Redwood Trust, Inc.	1,012,500

Registered Investment Company (RIC) 2.1%
55,400	Cohen & Steers Select Utility Fund, Inc.	505,248
549,200	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	3,597,260
		4,102,508
Retail 26.8%
72,500	The Home Depot, Inc.	1,514,525
177,000	Walgreen Co.	4,223,220
370,000	Wal-Mart Stores, Inc.	18,218,800
1,085,000	Yum! Brands, Inc.	28,513,800
		52,470,345
Transportation - Trucking 1.9%
60,000	Burlington Northern Santa Fe Corp.	3,526,200
63,100	YRC Worldwide, Inc.*	138,820
		3,665,020
TOTAL DOMESTIC COMMON STOCKS
(Cost $136,682,567)		155,461,950

FOREIGN COMMON STOCKS 8.2%
Canada 0.1%
123,000	Canfor Pulp Income Fund	161,460

Hong Kong 3.2%
515,000	Cheung Kong Holdings, Ltd.	4,240,064
500,000	Henderson Investment, Ltd.	30,302
104,500	Henderson Land Development Co., Ltd.	353,038

6,156,000	Midland Holdings, Ltd.	1,666,948
		6,290,352
Japan 0.0%(1)
340	New City Residence Investment Corp.*(2)(3)	14,458

Netherlands 2.0%
60,000	Heineken Holding NV	1,396,932
95,117	Heineken NV	2,564,831
		3,961,763
New Zealand 1.1%
4,150,136	Kiwi Income Property Trust	2,057,805

Turkey 0.0%(1)
57,183	Dogus GE Gayrimenkul Yatirim Ortakligi A.S.*	18,163

United Kingdom 1.8%
75,000	Diageo PLC, Sponsored ADR	3,486,750

TOTAL FOREIGN COMMON STOCKS
(Cost $24,797,904)		15,990,751

AUCTION MARKET PREFERRED SECURITIES 3.1%
34	Cohen & Steers Quality Income Realty Fund, Inc., Series M7(2)	833,000
81	Cohen & Steers REIT and Utility Income Fund, Inc., Series T7(2)	1,984,500
120	Duff & Phelps Utility & Corporate Bond Trust, Inc., Series T7(2)	2,940,000
11	Neuberger Berman Real Estate Securities Income Fund, Inc., Series C(2)	269,500
TOTAL AUCTION MARKET PREFERRED SECURITIES
(Cost $6,150,029)		6,027,000

TOTAL LONG TERM INVESTMENTS
(Cost $167,630,500)		177,479,701

SHORT TERM INVESTMENTS 6.3%
DOMESTIC GOVERNMENT BONDS 5.7%
$11,100,000	United States Cash Management Bills, Discount Notes, 0.430% due 4/29/2009	11,096,958

TOTAL DOMESTIC GOVERNMENT BONDS
(Amortized Cost $11,092,177)		11,096,958

MONEY MARKET FUNDS 0.6%
1,277,518	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7 day yield 0.208%	1,277,518

TOTAL MONEY MARKET FUNDS
(Cost $1,277,518)		1,277,518

TOTAL SHORT TERM INVESTMENTS
(Amortized Cost $12,369,695)		12,374,476

TOTAL INVESTMENTS 97.0%
Cost $180,000,195)		189,854,177

OTHER ASSETS AND LIABILITIES 3.0%		5,787,778
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK 100.0%		195,641,955
AUCTION MARKET PREFERRED STOCK (AMPs) REDEMPTION VALUE		(77,500,000)
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$118,141,955

* Non-income producing security.

(1) Less than 0.05% of Total Net Assets Available to Common Stock and Preferred Stock.

(2) Fair valued security under procedures established by the Fund’s Board of Directors. Total market value of fair valued securities as of February 28, 2009 is $6,041,458.

(3) On October 9, 2008, the company declared bankruptcy.

Percentages are stated as a percent of Total Net Assets Available to Common and Preferred Stock.

Common Abbreviations:

ADR - American Depositary Receipt

A.S. - Anonim Sirketi (Turkish: Joint Stock Company)

Ltd. - Limited

NV - Naamloze Vennootchap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

For Fund compliance purposes, the Fund’s industry and/or geography classifications refer to any one of the industry/geography sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund Management. This definition may not apply for purposes of this report, which may combine industry/geography sub-classifications for reporting ease. Industries/geographies are shown as a percent of net assets available to common and preferred shares. These industry/geography classifications are unaudited.

See accompanying Notes to Quarterly Portfolio of Investments.

Boulder Total Return Fund, Inc.

February 28, 2009 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation: The net asset value of the Fund’s Common Shares is determined by the Fund’s co-administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common stock by the number of Common Shares outstanding. The value of the Fund’s net assets attributable to Common Shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Under certain circumstances, fair value may equal the mean between the bid and asked prices. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: discounted future cash flow models, weighted average of last available trade prices and multi-dimensional relational pricing model.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$172,715,761
Level 2—Other Significant Observable Inputs	17,123,958
Level 3—Significant Unobservable Inputs	14,458
Total	$189,854,177

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Balance as of 11/30/2008	$14,764
Realized gain (loss)	—
Change in unrealized appreciation/(depreciation)	(306)
Net purchases (sales)	—
Transfer in and/or out of Level 3	—
Balance as of 2/28/2009	$14,458

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

The actual amounts of dividend income and return of capital received from investments in real estate investment trusts (“REITS”) and registered investment companies (“RICS”) at calendar year-end are determined after the end of the fiscal year. The Fund therefore estimates these amounts for accounting purposes until the actual characterization of REIT and RIC distributions is known. Distributions received in excess of the estimate are recorded as a reduction of the cost of investments.

Foreign Currency Translation: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated in US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions.

Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

Note 2.  Unrealized Appreciation/ (Depreciation)

On February 28, 2009, based on cost of $179,995,509 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $43,924,931 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $34,066,263, resulting in net unrealized appreciation of $9,858,668.

Note 3. Recently Issued Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”) “Disclosures about Derivative Instruments and Hedging Activities” — an amendment of FASB Statement No. 133 (“SFAS 133”),” expands the disclosure requirements in SFAS 133 about entity’s derivative instruments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statement disclosures.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 17 CFR 270.300-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

(a)                                  Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-.99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Boulder Total Return Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 27, 2009

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	April 27, 2009